Investment Objectives and Goals - Shelton Tactical Growth & Income ETF	May 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SHELTON TACTICAL GROWTH & INCOME ETF Ticker Symbol: [____]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Shelton Tactical Growth & Income ETF (the “Fund”) seeks long-term growth of capital and current income.